Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Taxes on income before equity in net income of associated companies for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Current:
Federal	$(708)	$955	$(1,359)
State	1,450	2,115	1,171
Foreign	34,735	44,375	33,173
	35,477	47,445	32,985
Deferred:
Federal	(2,798)	(3,863)	(28,437)
State	(713)	(3,117)	(3,087)
Foreign	(7,041)	(5,526)	(6,757)
Total	$24,925	$34,939	$(5,296)

Schedule of Income before Income Tax, Domestic and Foreign
The components of earnings before income taxes for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
U.S.	$(4,933)	$7,263	$(66,585)
Foreign	12,051	139,728	93,724
Total	$7,118	$146,991	$27,139

Schedule of Deferred Tax Assets and Liabilities
Total deferred tax assets and liabilities are composed of the following as of December 31, 2022 and 2021:

	2022	2021
Retirement benefits	$8,469	$11,860
Allowance for credit losses	2,246	2,155
Insurance and litigation reserves	716	675
Performance incentives	3,327	2,881
Equity-based compensation	2,723	1,920
Prepaid expense	486	460
Operating loss carryforward	20,519	18,544
Foreign tax credit and other credits	5,506	16,285
Interest	9,928	9,940
Restructuring reserves	791	631
Right of use lease assets	8,440	8,322
Inventory reserves	2,967	2,941
Research and development	11,936	8,832
Other	4,307	2,846
	82,361	88,292
Valuation allowance	(11,730)	(17,400)
Total deferred tax assets, net	$70,631	$70,892
Depreciation	11,935	11,580
Foreign pension and other	2,691	2,332
Intangibles	182,838	197,066
Lease liabilities	9,590	8,421
Outside basis in equity investment	5,886	5,999
Unremitted Earnings	6,766	8,381
Total deferred tax liabilities	$219,706	$233,779

Summary of Valuation Allowance
The following are the changes in the Company’s deferred tax asset valuation allowance for the years ended December 31, 2022, 2021 and 2020:

	Balance at Beginning of Period	Purchase Accounting Adjustments	Additional Valuation Allowance	Allowance Utilization and Other	Effect of Exchange Rate Changes	Balance at End of Period
Valuation Allowance
Year ended December 31, 2022	$17,400	$—	$1,326	$(6,789)	$(207)	$11,730
Year ended December 31, 2021	$21,511	$—	$29	$(4,470)	$330	$17,400
Year ended December 31, 2020	$13,834	$7,148	$2,738	$(2,153)	$(56)	$21,511

Schedule Of Deferred Tax Assets And Liabilities Balance Sheet Classification
The Company’s net deferred tax assets and liabilities are classified in the Consolidated Balance Sheets as of December 31, 2022 and 2021 as follows:

	2022	2021
Non-current deferred tax assets	$11,218	$16,138
Non-current deferred tax liabilities	160,294	179,025
Net deferred tax liability	$(149,076)	$(162,887)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of income taxes at the Federal statutory rate with income taxes recorded by the Company for the years ended December 31, 2022, 2021 and 2020. Certain immaterial reclassifications within the presentation of the reconciliation of income taxes have been made to the years ended December 31, 2021 and 2020:

	2022	2021	2020
Income tax provision at the Federal statutory tax rate	$1,495	$30,868	$5,699
Unremitted earnings	(1,839)	1,841	(2,308)
Tax law changes / reform	823	1,955	(1,059)
U.S. tax on foreign operations	4,864	10,479	5,140
Pension settlement	—	—	(2,247)
Foreign derived intangible income	(917)	(8,698)	(7,339)
Non-deductible acquisition expenses	45	129	131
Withholding taxes	7,785	6,584	7,809
Foreign tax credits	(5,850)	(14,725)	(4,699)
Share-based compensation	1,234	600	335
Foreign tax rate differential	4,782	1,712	332
Research and development credit	(1,757)	(1,685)	(1,018)
Audit Settlements	2,697	1,378	807
Uncertain tax positions	(6,375)	519	1,990
State income tax provisions, net	432	(1,446)	(2,245)
Non-deductible meals and entertainment	146	426	290
Intercompany transfer of intangible assets	(1,932)	4,347	(4,384)
Goodwill Impairment	19,550	—	—
Miscellaneous items, net	(258)	655	(2,530)
Taxes on income before equity in net income of associated companies	$24,925	$34,939	$(5,296)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2022, 2021 and 2020, respectively, is as follows:

	2022	2021	2020
Unrecognized tax benefits as of January 1	$22,464	$22,152	$19,097
(Decrease) increase in unrecognized tax benefits taken in prior periods	(1,174)	1,002	2,025
Increase in unrecognized tax benefits taken in current period	953	2,915	3,095
Decrease in unrecognized tax benefits due to lapse of statute of limitations	(2,378)	(1,527)	(2,024)
Decrease in unrecognized tax benefits due to audit settlements	(2,509)	(1,104)	(1,635)
Increase in unrecognized tax benefits due to acquisition	—	—	597
(Decrease) increase due to foreign exchange rates	(1,016)	(974)	997
Unrecognized tax benefits as of December 31	$16,340	$22,464	$22,152